Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Schedule of Purchase Consideration, Net Assets Acquired, and Goodwill

Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

December 31, 2023
EUR
Cash purchase	600,000
Contingent consideration	142,000
Total purchase consideration	742,000

Schedule of Purchase Price Allocation

IFRS 3 Purchase Price Allocation of FKAP

Final Fair Value December 31, 2023
EUR
Net Tangible Assets
Net working capital	(77,113)
Fixed assets	-
Amounts due to related parties	(88,912)
Total tangible asset allocation	(166,025)

Identifiable Intangible Assets
Broadcasting rights	75,000
Brand	710,000
Player contracts	130,000
Total identifiable intangible assets	915,000

Implied goodwill	75,469

Business Enterprise Value (BEV)	824,444
-
Less: Non-controlling interest	(82,444)
Total Purchase Price (Equity Basis)	742,000
Fair Value July 31, 2023
EUR
Net Tangible Assets
Current assets	323,081
Current liabilities minus short term debt	1,308,742
Net working capital	(985,661)
Fixed assets	222,287 (*)
Financial assets	122,150
Other liabilities	(628,418)
Total tangible asset allocation	(1,269,642)

Identifiable Intangible Assets
Advertising relationships	230,000
Season ticketholder relationships	185,000
Stadium lease	550,000
Brand	1,515,000 (*)
Player contracts	285,000
Total identifiable intangible assets	2,765,000

Assembled workforce	145,000
Implied goodwill (excl. assembled workforce)	372,022
Total economic goodwill	517,022

Business Enterprise Value (BEV)	2,012,380

Deduct: Debt	(364,341)

Total Purchase Consideration (Equity Basis)	1,648,039
Less: Non-controlling interest	(807,539)
Total Purchase Price	840,500
(*)	The purchase price allocation (PPA) was based on provisional estimates, as permitted under IFRS 3 Business Combinations. During 2024, the Company finalized the PPA within the 12-month measurement period. While the overall enterprise value remained unchanged, the allocation between tangible and intangible assets was revised in the 2024 financial statements. The principal change relates to the classification of leasehold improvements in the PPA. In the provisional PPA, an amount of €837,147 was incorrectly allocated to the Brand intangible asset. Upon final review of the IFRS financial statements, it was determined that this amount should have been recognized as leasehold improvements within tangible assets. As a result, the Brand intangible asset was reduced by €837,147, and tangible assets were increased by the same amount to properly reflect the capitalization of leasehold improvements. Book value was used as a reasonable proxy for fair value, consistent with IFRS 3 guidance for immaterial acquisitions where a full valuation would not materially alter the results.